CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 557,938,000	$ 614,412,000
Prepaid expenses	41,276,000	21,840,000
Total Current Assets	682,444,000	662,556,000
TOTAL ASSETS	1,736,144,000	1,402,681,000
Current liabilities
Total Current Liabilities	199,778,000	185,283,000
Total Liabilities	368,531,000	227,382,000
Commitments and contingencies
Class A common stock subject to possible redemption, 207,000,000 and 185,343,777 shares at redemption value as of June 30, 2021 and December 31, 2020, respectively	5,836,785,000	2,494,076,000
Stockholders' Equity
Common stock value	1,000	1,000
Additional paid-in capital	26,615,000	38,115,000
Accumulated deficit	(4,495,788,000)	(1,356,893,000)
Total Stockholders' Equity	(4,469,172,000)	(1,318,777,000)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,736,144,000	1,402,681,000
Churchill Capital Corp IV
Current assets
Cash	1,000,159	3,592,857
Prepaid expenses	675,344	937,786
Total Current Assets	1,675,503	4,530,643
Marketable securities held in Trust Account	2,070,290,785	2,070,086,006
TOTAL ASSETS	2,071,966,288	2,074,616,649
Current liabilities
Accounts payable and accrued expenses	827,213	1,446,951
Income taxes payable	23,578	81,422
Convertible promissory note - related party, net of discount	1,200,000
Total Current Liabilities	2,050,791	1,528,373
Derivative liabilities	1,599,645,794	142,200,500
Deferred underwriting fee payable	72,450,000	72,450,000
Total Liabilities	1,674,146,585	216,178,873
Commitments and contingencies
Class A common stock subject to possible redemption, 207,000,000 and 185,343,777 shares at redemption value as of June 30, 2021 and December 31, 2020, respectively	2,070,000,000	1,853,437,770
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital		68,460,540
Accumulated deficit	(1,672,185,472)	(63,467,875)
Total Stockholders' Equity	(1,672,180,297)	5,000,006
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	2,071,966,288	2,074,616,649
Class A Common Stock | Churchill Capital Corp IV
Stockholders' Equity
Common stock value		2,166
Total Stockholders' Equity	0	2,166
Class B Common Stock | Churchill Capital Corp IV
Stockholders' Equity
Common stock value	5,175	5,175
Total Stockholders' Equity	$ 5,175	$ 5,175